Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
July 31, 2025
CGI-NPRT1-0925
1.9891258.106
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	213,816	2,612,832
Capital Markets - 0.0%
XP Inc Class A	2,306	37,218
TOTAL BRAZIL		2,650,050
CANADA - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	13,807	936,943
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	8,833	544,731
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	757	81,953
TOTAL CANADA		1,563,627
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	1,069	53,546
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,007	187,116
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	83,143	2,446,898
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	387	44,342
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	14,748	716,310
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	9,706	2,933,737
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	4,096	189,440
TOTAL UNITED KINGDOM		3,123,177
UNITED STATES - 99.3%
Communication Services - 11.4%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	10,663	566,952
GCI LLC Class A	52	1,718
GCI LLC Class C	312	10,374
Iridium Communications Inc	505	12,352
		591,396
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class A (b)	494	44,519
Liberty Media Corp-Liberty Formula One Class C (b)	4,345	436,021
Live Nation Entertainment Inc (b)	10,597	1,565,177
Netflix Inc (b)	28,383	32,907,250
ROBLOX Corp Class A (b)	37,734	5,199,368
Roku Inc Class A (b)	1,122	105,647
Spotify Technology SA (b)	10,302	6,454,615
Take-Two Interactive Software Inc (b)	4,063	904,952
TKO Group Holdings Inc Class A	1,964	329,972
		47,947,521
Interactive Media & Services - 9.0%
Alphabet Inc Class A	251,121	48,190,120
Alphabet Inc Class C	204,468	39,433,698
Meta Platforms Inc Class A	120,147	92,926,497
Pinterest Inc Class A (b)	19,639	758,065
Reddit Inc Class A (b)	7,807	1,253,726
Trump Media & Technology Group Corp (b)	3,771	66,332
		182,628,438
Media - 0.1%
DoubleVerify Holdings Inc (b)	4,391	67,270
Liberty Broadband Corp Class A (b)	263	16,077
Liberty Broadband Corp Class C (b)	1,561	95,721
Nexstar Media Group Inc	114	21,330
Trade Desk Inc (The) Class A (b)	29,881	2,598,452
		2,798,850
TOTAL COMMUNICATION SERVICES		233,966,205

Consumer Discretionary - 12.9%
Automobiles - 2.8%
Tesla Inc (b)	188,381	58,072,212
Broadline Retail - 5.3%
Amazon.com Inc (b)	465,817	109,052,419
Etsy Inc (b)	3,973	231,507
		109,283,926
Distributors - 0.0%
Pool Corp	450	138,663
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	495	55,984
Duolingo Inc Class A (b)	2,516	871,920
Grand Canyon Education Inc (b)	526	88,699
H&R Block Inc	1,490	80,967
		1,097,570
Hotels, Restaurants & Leisure - 2.6%
Airbnb Inc Class A (b)	28,478	3,770,772
Booking Holdings Inc	2,046	11,261,308
Carnival Corp (b)	22,320	664,466
Cava Group Inc (b)	6,678	587,731
Chipotle Mexican Grill Inc (b)	89,830	3,851,910
Choice Hotels International Inc (c)	553	70,624
Churchill Downs Inc	3,677	393,586
Darden Restaurants Inc	7,431	1,498,610
Domino's Pizza Inc	647	299,697
DoorDash Inc Class A (b)	24,028	6,013,007
DraftKings Inc Class A (b)	32,179	1,449,342
Dutch Bros Inc Class A (b)	7,755	459,639
Expedia Group Inc Class A	8,102	1,460,142
Hilton Worldwide Holdings Inc	15,620	4,187,410
Las Vegas Sands Corp	21,446	1,123,770
Light & Wonder Inc Class A (b)	5,540	533,613
Marriott International Inc/MD Class A1	11,697	3,086,020
McDonald's Corp	2,707	812,289
Norwegian Cruise Line Holdings Ltd (b)	26,719	682,938
Planet Fitness Inc Class A (b)	5,618	613,429
Royal Caribbean Cruises Ltd	16,968	5,393,618
Starbucks Corp	10,074	898,198
Texas Roadhouse Inc	4,431	820,311
Travel + Leisure Co	1,384	82,002
Vail Resorts Inc (c)	1,966	295,411
Viking Holdings Ltd (b)	13,609	799,120
Wendy's Co/The	4,791	47,191
Wingstop Inc	1,863	702,984
Wyndham Hotels & Resorts Inc	4,561	392,246
Yum! Brands Inc	6,272	904,109
		53,155,493
Household Durables - 0.1%
SharkNinja Inc (b)	806	93,577
Somnigroup International Inc	13,530	979,301
TopBuild Corp (b)	138	51,119
		1,123,997
Specialty Retail - 1.9%
AutoZone Inc (b)	175	659,467
Burlington Stores Inc (b)	4,207	1,148,343
Carvana Co Class A (b)	8,599	3,355,072
Chewy Inc Class A (b)	14,025	514,718
Floor & Decor Holdings Inc Class A (b)	2,271	174,049
Home Depot Inc/The	50,817	18,675,756
Lithia Motors Inc Class A	193	55,584
Murphy USA Inc	1,203	436,063
O'Reilly Automotive Inc (b)	52,453	5,157,179
Restoration Hardware Inc (b)	173	35,571
Ross Stores Inc	4,318	589,580
TJX Cos Inc/The	37,453	4,664,022
Tractor Supply Co	35,593	2,027,021
Ulta Beauty Inc (b)	757	389,863
Valvoline Inc (b)	7,551	266,173
Wayfair Inc Class A (b)	1,128	74,042
Williams-Sonoma Inc	1,186	221,841
		38,444,344
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	10,116	1,074,016
Lululemon Athletica Inc (b)	4,062	814,553
Ralph Lauren Corp Class A	193	57,658
Tapestry Inc	12,702	1,372,197
		3,318,424
TOTAL CONSUMER DISCRETIONARY		264,634,629

Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc (b)	11,025	499,874
Coca-Cola Co/The	127,264	8,639,953
Coca-Cola Consolidated Inc	476	53,192
Monster Beverage Corp (b)	46,716	2,744,565
PepsiCo Inc	12,564	1,732,827
		13,670,411
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (b)	1,297	137,352
Casey's General Stores Inc	372	193,488
Costco Wholesale Corp	29,726	27,931,740
Performance Food Group Co (b)	1,266	127,106
Sprouts Farmers Market Inc (b)	6,552	992,890
Sysco Corp	17,394	1,384,562
Walmart Inc	29,113	2,852,492
		33,619,630
Food Products - 0.0%
Darling Ingredients Inc (b)	1,176	38,079
Freshpet Inc (b)	884	60,395
Hershey Co/The	1,180	219,633
		318,107
Household Products - 0.2%
Colgate-Palmolive Co	25,516	2,139,517
Kimberly-Clark Corp	8,015	998,829
		3,138,346
TOTAL CONSUMER STAPLES		50,746,494

Energy - 0.3%
Energy Equipment & Services - 0.0%
Schlumberger NV	7,969	269,352
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy Inc	6,647	1,567,894
HF Sinclair Corp	1,067	46,884
Phillips 66	1,955	241,599
Targa Resources Corp	14,378	2,392,643
Texas Pacific Land Corp (c)	1,287	1,245,983
Williams Cos Inc/The	4,330	259,584
		5,754,587
TOTAL ENERGY		6,023,939

Financials - 6.2%
Banks - 0.2%
Bank of America Corp	36,510	1,725,828
Citigroup Inc	22,146	2,075,080
Pinnacle Financial Partners Inc	348	30,586
Western Alliance Bancorp	1,518	117,736
		3,949,230
Capital Markets - 1.5%
Ameriprise Financial Inc	5,809	3,010,166
Ares Management Corp Class A	12,599	2,337,492
Bank of New York Mellon Corp/The	3,486	353,655
Blackstone Inc	49,016	8,477,808
Blue Owl Capital Inc Class A	40,837	790,196
Charles Schwab Corp/The	9,988	976,127
Coinbase Global Inc Class A (b)	1,350	509,976
FactSet Research Systems Inc	166	66,881
Goldman Sachs Group Inc/The	1,096	793,055
Hamilton Lane Inc Class A	1,748	266,220
Houlihan Lokey Inc Class A	1,383	263,683
Interactive Brokers Group Inc Class A	1,518	99,520
Jefferies Financial Group Inc	2,510	144,727
KKR & Co Inc Class A	11,318	1,658,992
Lazard Inc	1,431	74,383
LPL Financial Holdings Inc	5,336	2,111,615
Moody's Corp	10,410	5,368,749
Morningstar Inc	1,071	296,089
MSCI Inc	2,478	1,391,050
Robinhood Markets Inc Class A (b)	6,633	683,531
TPG Inc Class A	8,151	465,178
Tradeweb Markets Inc Class A	657	91,027
		30,230,120
Consumer Finance - 0.2%
Ally Financial Inc	2,185	82,702
American Express Co	12,059	3,609,379
Credit Acceptance Corp (b)	48	23,533
SLM Corp	1,936	61,565
SoFi Technologies Inc Class A (b)	9,777	220,765
		3,997,944
Financial Services - 3.9%
Affirm Holdings Inc Class A (b)	10,683	732,426
Apollo Global Management Inc	19,226	2,793,922
Block Inc Class A (b)	13,493	1,042,469
Corpay Inc (b)	4,550	1,469,878
Equitable Holdings Inc	20,469	1,051,083
Fiserv Inc (b)	10,204	1,417,744
Mastercard Inc Class A	54,488	30,865,817
Shift4 Payments Inc Class A (b)(c)	4,442	457,526
Toast Inc Class A (b)	30,248	1,477,312
UWM Holdings Corp Class A	1,076	4,326
Visa Inc Class A	114,071	39,408,109
WEX Inc (b)	183	31,051
		80,751,663
Insurance - 0.4%
Aon PLC	12,989	4,620,317
Arthur J Gallagher & Co	1,036	297,591
Brown & Brown Inc	1,959	178,994
Everest Group Ltd	397	133,313
Kinsale Capital Group Inc	1,480	652,221
Markel Group Inc (b)	170	341,409
Marsh & McLennan Cos Inc	3,918	780,466
Progressive Corp/The	1,972	477,303
RLI Corp	283	18,675
Ryan Specialty Holdings Inc Class A	7,042	430,900
		7,931,189
TOTAL FINANCIALS		126,860,146

Health Care - 6.6%
Biotechnology - 2.4%
AbbVie Inc	118,646	22,426,468
Alnylam Pharmaceuticals Inc (b)	8,358	3,278,342
Amgen Inc	26,571	7,841,102
Apellis Pharmaceuticals Inc (b)	7,207	161,004
Exact Sciences Corp (b)	690	32,396
Exelixis Inc (b)	14,581	528,124
Gilead Sciences Inc	22,453	2,521,247
Halozyme Therapeutics Inc (b)	8,218	492,833
Incyte Corp (b)	2,744	205,498
Insmed Inc (b)	11,203	1,201,858
Ionis Pharmaceuticals Inc (b)	9,687	416,347
Natera Inc (b)	8,694	1,162,040
Neurocrine Biosciences Inc (b)	5,547	711,292
Sarepta Therapeutics Inc (b)	5,178	85,023
Summit Therapeutics Inc (b)(c)	7,833	206,556
Ultragenyx Pharmaceutical Inc (b)	6,027	164,658
Vertex Pharmaceuticals Inc (b)	17,223	7,868,672
Viking Therapeutics Inc (b)(c)	578	18,825
		49,322,285
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	17,043	1,788,152
Dexcom Inc (b)	26,183	2,114,801
IDEXX Laboratories Inc (b)	5,404	2,887,411
Inspire Medical Systems Inc (b)	1,919	238,992
Insulet Corp (b)	4,695	1,354,038
Intuitive Surgical Inc (b)	23,901	11,498,533
Masimo Corp (b)	3,023	464,907
Penumbra Inc (b)	2,504	631,684
ResMed Inc	2,311	628,453
Stryker Corp	5,929	2,328,496
		23,935,467
Health Care Providers & Services - 0.6%
Cardinal Health Inc	8,130	1,261,939
Cencora Inc	12,263	3,508,199
Chemed Corp	82	33,809
Cigna Group/The	1,427	381,551
DaVita Inc (b)	2,566	360,189
HCA Healthcare Inc	2,476	876,479
McKesson Corp	7,758	5,380,483
Molina Healthcare Inc (b)	1,973	311,478
		12,114,127
Health Care Technology - 0.1%
Doximity Inc Class A (b)	8,757	514,473
Veeva Systems Inc Class A (b)	7,869	2,236,370
		2,750,843
Life Sciences Tools & Services - 0.1%
Medpace Holdings Inc (b)	1,528	652,762
Repligen Corp (b)	439	51,394
Sotera Health Co (b)	1,011	11,615
Tempus AI Inc Class A (b)(c)	5,520	312,377
Waters Corp (b)	2,083	601,487
		1,629,635
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co	26,253	1,137,017
Corcept Therapeutics Inc (b)	6,303	423,373
Eli Lilly & Co	53,653	39,706,976
Zoetis Inc Class A	23,838	3,475,342
		44,742,708
TOTAL HEALTH CARE		134,495,065

Industrials - 5.9%
Aerospace & Defense - 1.8%
Axon Enterprise Inc (b)	4,996	3,774,428
Boeing Co (b)	6,867	1,523,375
BWX Technologies Inc	1,077	163,629
GE Aerospace	70,426	19,091,081
HEICO Corp	2,865	936,282
HEICO Corp Class A	4,994	1,288,901
Howmet Aerospace Inc	26,854	4,827,544
Karman Holdings Inc	3,202	165,543
Leonardo DRS Inc	1,996	83,034
Loar Holdings Inc (b)	2,586	191,131
Lockheed Martin Corp	3,893	1,638,875
Rocket Lab Corp	26,213	1,203,701
Spirit AeroSystems Holdings Inc Class A (b)	792	31,205
StandardAero Inc	846	24,153
TransDigm Group Inc	647	1,040,674
		35,983,556
Building Products - 0.4%
AAON Inc	4,506	376,251
Armstrong World Industries Inc	847	159,380
Carlisle Cos Inc	338	119,892
Lennox International Inc	2,148	1,308,132
Simpson Manufacturing Co Inc	232	41,628
Trane Technologies PLC	14,929	6,540,096
		8,545,379
Commercial Services & Supplies - 0.7%
Cintas Corp	23,026	5,124,436
Copart Inc (b)	55,156	2,500,221
Rollins Inc	18,796	1,076,447
Tetra Tech Inc	3,329	122,307
Veralto Corp	6,334	663,993
Waste Management Inc	24,779	5,678,357
		15,165,761
Construction & Engineering - 0.3%
Comfort Systems USA Inc	2,329	1,637,986
EMCOR Group Inc	1,023	641,922
MasTec Inc (b)	878	166,126
Quanta Services Inc	7,640	3,102,833
WillScot Holdings Corp	3,039	89,195
		5,638,062
Electrical Equipment - 0.8%
GE Vernova Inc	18,310	12,089,910
Rockwell Automation Inc	610	214,543
Vertiv Holdings Co Class A	25,477	3,709,451
		16,013,904
Ground Transportation - 0.6%
Avis Budget Group Inc (b)(c)	389	66,223
Lyft Inc Class A (b)	4,281	60,191
Old Dominion Freight Line Inc	704	105,072
U-Haul Holding Co (b)	132	7,638
U-Haul Holding Co Class N	2,648	137,696
Uber Technologies Inc (b)	134,832	11,831,508
Union Pacific Corp	3,159	701,203
XPO Inc (b)	1,583	190,419
		13,099,950
Industrial Conglomerates - 0.0%
3M Co	5,802	865,774
Machinery - 0.2%
Allison Transmission Holdings Inc	958	86,287
Caterpillar Inc	3,816	1,671,485
Illinois Tool Works Inc	6,421	1,643,583
RBC Bearings Inc (b)	422	163,457
		3,564,812
Passenger Airlines - 0.0%
Alaska Air Group Inc (b)	1,423	75,362
American Airlines Group Inc (b)(c)	2,755	31,655
Southwest Airlines Co	3,606	111,534
		218,551
Professional Services - 0.7%
Automatic Data Processing Inc	25,304	7,831,588
Booz Allen Hamilton Holding Corp Class A	8,362	897,493
Broadridge Financial Solutions Inc	7,090	1,754,846
Dayforce Inc (b)	889	51,269
Equifax Inc	1,442	346,412
ExlService Holdings Inc (b)	10,619	461,183
KBR Inc	586	27,390
Paychex Inc	6,763	976,104
Paycom Software Inc	1,882	435,758
Paylocity Holding Corp (b)	2,774	512,857
Verisk Analytics Inc	5,626	1,568,022
		14,862,922
Trading Companies & Distributors - 0.4%
Core & Main Inc Class A (b)	7,390	470,300
Fastenal Co	63,126	2,912,002
Ferguson Enterprises Inc	764	170,624
FTAI Aviation Ltd	6,821	938,638
SiteOne Landscape Supply Inc (b)	955	131,628
WW Grainger Inc	2,532	2,632,115
		7,255,307
TOTAL INDUSTRIALS		121,213,978

Information Technology - 52.4%
Communications Equipment - 0.5%
Arista Networks Inc	69,086	8,512,777
Lumentum Holdings Inc (b)	348	38,307
Motorola Solutions Inc	4,701	2,063,645
Ubiquiti Inc (c)	282	122,803
		10,737,532
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	80,751	8,600,790
CDW Corp/DE	638	111,254
Jabil Inc	4,608	1,028,367
		9,740,411
IT Services - 0.6%
Cloudflare Inc Class A (b)	20,666	4,291,915
Gartner Inc (b)	5,016	1,698,668
Globant SA (b)	283	23,845
GoDaddy Inc Class A (b)	9,205	1,487,344
Kyndryl Holdings Inc (b)	1,007	38,034
MongoDB Inc Class A (b)	504	119,897
Okta Inc Class A (b)	4,352	425,626
Snowflake Inc (b)	20,932	4,678,302
Twilio Inc Class A (b)	1,619	208,851
		12,972,482
Semiconductors & Semiconductor Equipment - 20.0%
Advanced Micro Devices Inc (b)	63,087	11,122,869
Applied Materials Inc	15,423	2,777,065
Astera Labs Inc (b)	9,589	1,311,104
Broadcom Inc	309,299	90,841,116
Enphase Energy Inc (b)	8,536	276,225
Entegris Inc	1,638	128,517
KLA Corp	8,912	7,833,915
Lam Research Corp	85,629	8,121,054
Lattice Semiconductor Corp (b)	7,758	386,581
MACOM Technology Solutions Holdings Inc (b)	1,053	144,408
Marvell Technology Inc	4,046	325,177
Monolithic Power Systems Inc	3,099	2,204,133
NVIDIA Corp	1,567,434	278,799,487
Onto Innovation Inc (b)	726	68,789
QUALCOMM Inc	16,829	2,469,824
Texas Instruments Inc	24,902	4,508,756
		411,319,020
Software - 20.7%
Adobe Inc (b)	28,502	10,194,880
Appfolio Inc Class A (b)	1,474	394,118
AppLovin Corp Class A (b)	15,967	6,238,307
Atlassian Corp Class A (b)	10,838	2,078,512
Autodesk Inc (b)	14,268	4,324,773
Bentley Systems Inc Class B	10,537	610,935
Cadence Design Systems Inc (b)	18,273	6,661,788
Confluent Inc Class A (b)	18,565	329,065
Crowdstrike Holdings Inc Class A (b)	16,356	7,434,947
Datadog Inc Class A (b)	20,659	2,891,847
Docusign Inc (b)	10,159	768,427
Dropbox Inc Class A (b)	3,595	97,676
Dynatrace Inc (b)	19,658	1,034,207
Elastic NV (b)	6,068	507,892
Fair Isaac Corp (b)	1,312	1,884,977
Fortinet Inc (b)	42,612	4,256,939
Gen Digital Inc	4,003	118,048
Gitlab Inc Class A (b)	8,815	386,185
Guidewire Software Inc (b)	5,607	1,268,416
HubSpot Inc (b)	3,405	1,769,408
Intuit Inc	18,286	14,356,887
Manhattan Associates Inc (b)	4,013	881,496
Microsoft Corp	496,698	264,988,384
MicroStrategy Inc Class A (b)	928	372,926
nCino Inc (b)(c)	1,007	28,120
Nutanix Inc Class A (b)	4,209	316,391
Oracle Corp	110,895	28,141,824
Palantir Technologies Inc Class A (b)	146,289	23,164,863
Palo Alto Networks Inc (b)	43,991	7,636,838
Pegasystems Inc	1,934	113,545
Procore Technologies Inc (b)	7,668	549,259
PTC Inc (b)	924	198,484
RingCentral Inc Class A (b)	5,371	136,907
Rubrik Inc Class A (b)	3,887	369,071
Salesforce Inc	7,003	1,809,085
Samsara Inc Class A (b)	17,959	682,981
SentinelOne Inc Class A (b)	14,108	258,741
Servicenow Inc (b)	13,841	13,053,724
Synopsys Inc (b)	9,073	5,747,473
Teradata Corp (b)	1,458	30,516
Tyler Technologies Inc (b)	2,390	1,397,098
Unity Software Inc (b)	1,239	41,333
Workday Inc Class A (b)	14,409	3,305,136
Zscaler Inc (b)	6,538	1,866,991
		422,699,420
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc	987,242	204,921,823
Dell Technologies Inc Class C	2,919	387,322
NetApp Inc	5,378	560,011
Pure Storage Inc Class A (b)	17,822	1,060,765
Super Micro Computer Inc (b)(c)	15,761	929,426
		207,859,347
TOTAL INFORMATION TECHNOLOGY		1,075,328,212

Materials - 0.3%
Chemicals - 0.3%
Ecolab Inc	4,094	1,071,645
Sherwin-Williams Co/The	14,158	4,684,599
		5,756,244
Construction Materials - 0.0%
Eagle Materials Inc	134	30,055
James Hardie Industries PLC ADR (b)	6,250	162,125
		192,180
Metals & Mining - 0.0%
Carpenter Technology Corp	570	142,153
Steel Dynamics Inc	904	115,314
		257,467
TOTAL MATERIALS		6,205,891

Real Estate - 0.5%
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	2,190	341,071
CoStar Group Inc (b)	3,471	330,404
Jones Lang LaSalle Inc (b)	852	230,347
		901,822
Residential REITs - 0.0%
Sun Communities Inc	1,623	201,301
UDR Inc	1,218	47,855
		249,156
Retail REITs - 0.0%
Simon Property Group Inc	4,813	788,321
Specialized REITs - 0.5%
American Tower Corp	31,325	6,527,817
Lamar Advertising Co Class A	5,862	716,630
Public Storage Operating Co	1,394	379,084
		7,623,531
TOTAL REAL ESTATE		9,562,830

Utilities - 0.3%
Electric Utilities - 0.1%
NRG Energy Inc	13,271	2,218,911
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	22,656	4,724,682
TOTAL UTILITIES		6,943,593

TOTAL UNITED STATES		2,035,980,982
TOTAL COMMON STOCKS (Cost $1,145,977,423)		2,046,766,048

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $265,377)	4.25	266,000	265,365

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	4,709,836	4,710,778
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	4,475,235	4,475,682
TOTAL MONEY MARKET FUNDS (Cost $9,186,460)			9,186,460

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,155,429,260)	2,056,217,873
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(4,519,263)
NET ASSETS - 100.0%	2,051,698,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	8	Sep 2025	3,738,400	141,061	141,061
CME E-Mini S&P 500 Index Contracts (United States)	4	Sep 2025	1,274,850	(9,289)	(9,289)

TOTAL FUTURES CONTRACTS					131,772
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $82,442 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $265,365.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,528,295	66,635,825	65,453,342	39,566	-	-	4,710,778	4,709,836	0.0%
Fidelity Securities Lending Cash Central Fund	5,985,582	22,024,950	23,534,850	2,668	-	-	4,475,682	4,475,235	0.0%
Total	9,513,877	88,660,775	88,988,192	42,234	-	-	9,186,460

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.